Investment Objectives and Goals - Vert Global Sustainable Real Estate ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vert Global Sustainable Real Estate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vert Global Sustainable Real Estate ETF (the “Fund”) seeks to achieve long-term capital appreciation.